Share-based compensation - Schedule of Changes in Stock Options (Details)	6 Months Ended
	Jun. 30, 2026 shares $ / shares	Jun. 30, 2025 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Number of options outstanding - beginning of period (in shares) | shares	1,019,930	827,642
Number of options granted (in shares) | shares	0	330,727
Number of options forfeited (in shares) | shares	(52,562)	(101,284)
Number of options exercised (in shares) | shares	(93,327)	(15,339)
Number of options expired (in shares) | shares	(11,957)	(9,444)
Number of options outstanding - end of period (in shares) | shares	862,084	1,032,302
Number of options exercisable (in shares) | shares	557,997	537,377
Weighted average exercise price, options outstanding - beginning of period (in canadian dollars per share) | $ / shares	$ 33.78	$ 34.11
Weighted average exercise price, options granted (in canadian dollars per share) | $ / shares	0	43.21
Weighted average exercise price, options forfeited (in canadian dollars per share) | $ / shares	49.28	53.90
Weighted average exercise price, options exercised (in canadian dollars per share) | $ / shares	1.01	27.83
Weighted average exercise price, options expired (in canadian dollars per share) | $ / shares	54.82	56.14
Weighted average exercise price, options outstanding - end of period (in canadian dollars per share) | $ / shares	36.09	34.98
Weighted average exercise price, options exercisable (in canadian dollars per share) | $ / shares	$ 31.18	$ 22.87